Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

3. INVENTORIES

Inventory is primarily bottled wine which is carried at the lower cost (calculated using the average cost method) or net realizable value. During the quarter ended March 31, 2024, the Company recorded a $110,000 inventory write down to net realizable value, which was recorded in cost of revenue in the financial statements. The finished goods inventory was $172,332 and $337,873 as of March 31, 2024 and December 31, 2023, respectively. This inventory included a valuation reserve of $110,000 and $112,000 as of March 31, 2024 and December 31, 2023, respectively.

3. INVENTORIES

Inventories primarily include bottled wine which is carried at the lower cost (calculated using the average cost method) or net realizable value. During 2023, the Company recorded a $1.8 million inventory write down to net realizable value, which is recorded in cost of revenue in the financial statements. The write-down was the result of entering into an agreement to sell products at a price that was lower than the Company’s cost. The finished goods inventory at December 31, 2023 includes a valuation reserve of $112,000. Inventories consist of the following at:

	December 31, 2023	December 31, 2022
Inventory – finished goods	$337,873	$3,683,159
Inventory – merchandise	—	13,039
Total	$337,873	$3,696,198